Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
May 31, 2014
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) consists of the following components:

(In thousands)	Foreign Currency Translation Adjustments	Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax	Unrealized Gain (Loss) On Derivatives, Net of Tax	Unrealized Gain (Loss) On Securities, Net of Tax	Total
Balance at June 1, 2011	$81,346	$(96,705)	$5,267	$16,165	$6,073
Reclassification adjustments for gains included in net income, net of tax benefit of $844				1,043	1,043
Other comprehensive income (loss)	(89,863)	(119,189)	(5,512)	(21,010)	(235,574)
Deferred taxes		41,720	1,445	7,400	50,565

Balance at May 31, 2012	(8,517)	(174,174)	1,200	3,598	(177,893)
Reclassification adjustments for gains included in net income, net of tax benefit of $633				(1,953)	(1,953)
Other comprehensive income	(15,911)	48,100	14	7,860	40,063
Deferred taxes		(17,481)	(18)	(1,971)	(19,470)

Balance at May 31, 2013	(24,428)	(143,555)	1,196	7,534	(159,253)
Reclassification adjustments for gains included in net income, net of tax benefit of $586				1,220	1,220
Other comprehensive income	9,533	(16,418)	(1,215)	4,275	(3,825)
Deferred taxes		6,325	304	(1,653)	4,976

Balance at May 31, 2014	$(14,895)	$(153,648)	$285	$11,376	$(156,882)